TRADE RECEIVABLES (Tables)	12 Months Ended
Feb. 28, 2015
TRADE RECEIVABLES [Abstract]
Schedule of Trade Receivables

The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base.

	February 28, 2015	February 28, 2014
Trade Receivables (gross)	49,295	17,936
Allowance for doubtful accounts	(669)	(528)

Trade Receivables (net)	48,626	17,408